Cover	Nov. 19, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 19, 2019
Entity File Number	1-8931
Entity Registrant Name	Cubic Corporation
Entity Central Index Key	0000026076
Entity Tax Identification Number	95-1678055
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9333 Balboa Avenue
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92123
City Area Code	858
Local Phone Number	277-6780
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CUB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false